UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22465

The Endowment Institutional TEI Fund W, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8TH FLOOR, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
The Endowment Institutional TEI Fund W, L.P.	K & L Gates LLP
4265 San Felipe, 8th Floor	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/13

Date of reporting period: 09/30/13

Item 1.	Schedule of Investments.

The Endowment Institutional TEI Fund W, L.P. invests substantially all of its assets indirectly in The Endowment Master Fund, L.P. (the “Master Fund”), as discussed in the accompanying notes. The Schedule of Investments of the Master Fund is included herein.

THE ENDOWMENT INSTITUTIONAL TEI FUND W, L.P.

(A Limited Partnership)

Notes to Schedule of Investments

September 30, 2013

(Unaudited)

(1) ORGANIZATION

The Endowment Institutional TEI Fund W, L.P. (the “Institutional TEI W Fund”), a Delaware limited partnership registered under the Investment Company Act of 1940, as amended (the “1940 Act”), commenced operations on January 1, 2011, as a non-diversified, closed-end management investment company. The Institutional TEI W Fund was created to serve as a feeder fund for The Endowment Institutional TEI Fund W, Ltd. (the “Offshore Institutional W Fund”), which in turn is a feeder fund for The Endowment Master Fund, L.P. (the “Master Fund”). For convenience, reference to the Institutional TEI W Fund may include the Offshore Institutional W Fund and Master Fund, as the context requires.

The Institutional TEI W Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Institutional TEI W Fund pursues its investment objective by investing substantially all of its assets in the Offshore Institutional W Fund, which in turn invests substantially all of its assets in the Master Fund, which has the same investment objectives as the Offshore Institutional W Fund and the Institutional TEI W Fund. The Master Fund invests its assets in a variety of investment vehicles including but not limited to limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange-traded funds) and direct investments in marketable securities and derivative instruments. The Master Fund’s Schedule of Investments and Notes to Schedule of Investments, included elsewhere in this report, should be read in conjunction with this report. The Offshore Institutional W Fund serves solely as an intermediary for the Institutional TEI W Fund’s investment in the Master Fund. The percentage of the Master Fund’s partnership interests indirectly owned by the Institutional TEI W Fund on September 30, 2013, was 0.75%.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Institutional TEI W Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Institutional TEI W Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Institutional TEI W Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Institutional TEI W Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Institutional TEI W Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the Institutional TEI W Fund’s investment program subject to the ultimate supervision of the Board. In addition to investment advisory services, the Adviser also functions as the servicing agent of the Institutional TEI W Fund (the “Servicing Agent”) and as such provides or procures investor services and administrative assistance for the Institutional TEI W Fund. The Adviser can delegate all or a portion of its duties as Servicing Agent to other parties, who would in turn act as sub-servicing agents.

Under the Institutional TEI W Fund’s organizational documents, the Institutional TEI W Fund’s officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Institutional TEI W Fund. In the normal course of business, the Institutional TEI W Fund enters into contracts with

1

THE ENDOWMENT INSTITUTIONAL TEI FUND W, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2013

(Unaudited)

service providers, which also provide for indemnifications by the Institutional TEI W Fund. The Institutional TEI W Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Institutional TEI W Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Institutional TEI W Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

(b) INVESTMENT SECURITIES TRANSACTIONS

The Institutional TEI W Fund records investment transactions on a trade-date basis.

Investments that are held by the Institutional TEI W Fund are marked to fair value at the reporting date.

(c) INVESTMENT VALUATION

The valuation of the Institutional TEI W Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Institutional TEI W Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Institutional TEI W Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Institutional TEI W Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The function of the Adviser Valuation Committee, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The Institutional TEI W Fund invests substantially all of its assets in the Offshore Institutional W Fund, which in turn invests substantially all of its assets in the Master Fund. Investments in the Master Fund are recorded at fair value based on the Institutional TEI W Fund’s proportional share of the Master Fund’s partners’ capital, through the Offshore Institutional W Fund. Valuation of the investments held by the Master Fund is discussed in the Master Fund’s Notes to Schedule of Investments, included elsewhere in this report.

(d) USE OF ESTIMATES

The preparation of the Schedule of Investments in accordance with U.S. GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities in the Schedule of Investments. Actual results could differ from those estimates and such differences may be significant.

2

THE ENDOWMENT INSTITUTIONAL TEI FUND W, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2013

(Unaudited)

(3) FAIR VALUE MEASUREMENTS

The Institutional TEI W Fund records its investment in the Offshore Institutional W Fund, which in turn invests substantially all of its assets in the Master Fund, at fair value. Investments of the Master Fund are recorded at fair value as more fully discussed in the Master Fund’s Notes to Schedule of Investments, included elsewhere in this report.

(4) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Institutional TEI W Fund may invest either directly or through the Offshore Institutional W Fund and Master Fund may trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Institutional TEI W Fund’s risk of loss in these Investment Funds is limited to the Institutional TEI W Fund’s pro rata share of the value of its investment in or commitment to such Investment Funds as held directly or through the Offshore Institutional W Fund and Master Fund. In addition, the Master Fund may invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

3

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21527

The Endowment Master Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8TH FLOOR, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
The Endowment Master Fund, L.P.	K & L Gates LLP
4265 San Felipe, 8th Floor	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/13

Date of reporting period: 09/30/13

Item 1.	Schedule of Investments.

THE ENDOWMENT MASTER FUND L.P.

(A Limited Partnership)

Schedule of Investments

September 30, 2013

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Cayman Islands
Arbitrage Strategies (0.03% of Partners’ Capital)
Montrica Global Opportunities Fund, L.P. (1)	25,874	$683,445
Natural Resources (1.14% of Partners’ Capital)
Sentient Global Resources Fund III, L.P. (2)		21,900,000
Sentient Global Resources Fund IV, L.P.		7,900,000
Private Equity (10.55% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.		7,286,303
CX Partners Fund Limited (1)(2)		14,507,079
Gavea Investment Fund II A, L.P.		2,172,993
Gavea Investment Fund III A, L.P.		50,234,175
Hillcrest Fund, L.P. (3)		10,792,122
India Asset Recovery Fund, L.P.		231,460
J.C. Flowers III, L.P. (2)		9,899,765
LC Fund IV, L.P. (1)(2)		22,879,628
New Horizon Capital III, L.P. (1)(2)		28,411,072
Northstar Equity Partners III Limited		5,685,149
Orchid Asia IV, L.P. (2)		14,177,641
Reservoir Capital Partners (Cayman), L.P.		12,941,640
Tiger Global Private Investment Partners IV, L.P. (2)		9,566,897
Tiger Global Private Investment Partners V, L.P. (2)		22,777,998
Tiger Global Private Investment Partners VI, L.P. (2)		9,005,245
Trustbridge Partners II, L.P. (1)		19,087,231
Trustbridge Partners III, L.P. (1)(2)		27,915,006
Trustbridge Partners IV, L.P. (2)		7,578,352
Real Estate (1.60% of Partners’ Capital)
Forum European Realty Income III, L.P. (1)		16,592,447
Phoenix Asia Real Estate Investments II, L.P. (1)(2)		11,695,743
Phoenix Real Estate Fund (T) L.P.		13,445,576

Total Cayman Islands		347,366,967

Guernsey
Private Equity (0.31% of Partners’ Capital)
Mid Europa Fund III L.P. (2)		8,110,901

Total Guernsey		8,110,901

Republic of Mauritius
Real Estate (0.09% of Partners’ Capital)
Orbis Real Estate Fund I (1)		2,223,609

Total Republic of Mauritius		2,223,609

United Kingdom
Private Equity (0.77% of Partners’ Capital)
Darwin Private Equity I, L.P.		7,866,200
Sovereign Capital Limited Partnership III (1)		12,181,855
Real Estate (0.33% of Partners’ Capital)
Benson Elliott Real Estate Partners II, L.P.		2,041,785
Patron Capital L.P. II		592,229
Patron Capital L.P. III		6,018,234

Total United Kingdom		28,700,303

United States
Arbitrage Strategies (8.99% of Partners’ Capital)
Blue Mountain Credit Alternatives Fund, L.P. (1)		77,191,197
Citadel Wellington LLC		64,815,386
Eton Park Fund, L.P.		6,195,810
Kenmont Onshore Fund, L.P. (1)		223,420
King Street Capital, L.P.		1,034,925
Magnetar Capital Fund, L.P. (1)		7,771,245
Magnetar SPV, LLC (Series L) (3)		3,321,469
Millennium USA, L.P.		28,320,677
OZ Asia Domestic Partners, L.P. (2)		2,527,902
PIPE Equity Partners, L.L.C. (3)		12,427,061
PIPE Select Fund, L.L.C. (3)		28,766,797
Stark Investments Limited Partnership (2)		211,049

See accompanying notes to the Schedule of Investments.

THE ENDOWMENT MASTER FUND L.P.

(A Limited Partnership)

Schedule of Investments, continued

September 30, 2013

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Arbitrage Strategies (8.99% of Partners’ Capital) (continued)
Stark Select Asset Fund, LLC		$1,551,636
Domestic Equity (1.03% of Partners’ Capital)
CCM Small Cap Value Qualified Fund, L.P. (3)		6,226,402
Ithan Creek Partners, L.P.		17,854,536
Kior Shares Liquidating Capital Account		360,438
Samlyn Onshore Fund, L.P.		2,471,180
Energy (8.26% of Partners’ Capital)
ArcLight Energy Partners Fund IV, L.P. (2)		3,637,480
ArcLight Energy Partners Fund V, L.P. (2)		3,474,608
CamCap Resources, L.P.		394,239
EnCap Energy Capital Fund VII-B, L.P. (2)		4,883,103
EnCap Energy Infrastructure TE Feeder, L.P. (1)(2)		6,830,873
Intervale Capital Fund, L.P. (1)(2)		13,395,962
Merit Energy Partners G, L.P. (2)		12,077,924
NGP Energy Technology Partners II, L.P. (2)		5,040,606
NGP IX Offshore Fund, L.P. (2)		30,093,000
NGP Midstream & Resources, L.P. (2)		47,172,294
Quantum Parallel Partners V, L.P.		22,126,645
Tenaska Power Fund II-A, L.P. (2)		12,288,424
The Energy & Minerals Group Fund II(2)		9,616,317
Velite Energy, L.P. (1)		44,506,051
Enhanced Fixed Income (8.14% of Partners’ Capital)
BDCM Partners I, L.P. (3)		43,706,338
Contrarian Capital Fund I, L.P.		35,763,281
Credit Distressed Blue Line Fund, L.P. (3)		17,798,288
Fortelus Special Situations Fund, L.P. (1)		5,205,322
Halcyon European Structured Opportunities Fund, L.P. (3)		102,599
Harbinger Capital Partners Fund I, L.P. (3)		27,218,116
Harbinger Capital Partners Fund II, L.P.		2,135,897
Harbinger Capital Partners Special Situations Fund, L.P.		2,525,836
Harbinger Class L Holdings (U.S.), LLC		256,539
Harbinger Class LS Holdings (U.S.) Trust	3,816	1,287,543
Harbinger Class PE Holdings (U.S.) Trust	12	2,025,670
Morgan Rio Capital Fund, L.P. (1)		6,107,942
Paulson Credit Opportunities, L.P.		5,303,799
Prospect Harbor Credit Partners, L.P.		2,784,150
Providence MBS Fund L.P. (1)		53,457,874
Q Funding III, L.P. (1)		5,084,214
Q4 Funding, L.P. (2)		1,618,844
Global Opportunistic (9.98% of Partners’ Capital)
Blueshift Energy Fund, L.P. (2)(3)		31,781,668
Falcon Edge Global, L.P.		29,518,332
Hayman Capital Partners, L.P. (1)(2)		63,408,190
Kepos Alpha Fund, L.P. (1)		112,323,845
Passport Global Strategies III, Ltd. (1)	2,243	967,764
Senator Global Opportunity Fund L.P.		8,626,710
Valiant Capital Partners, L.P.		6,665,911
Viking Global Equities, L.P.		7,039,541
International Equity (2.04% of Partners’ Capital)
Penta Asia Domestic Partners, L.P.		5,264,782
Steel Partners Japan Strategic Fund, L.P.		2,873,681
TAEF Fund, LLC		4,803,907
Tybourne Equity (U.S.) Fund (1)		40,150,285
Natural Resources (0.00% of Partners’ Capital)
Tocqueville Gold Partners, L.P.		24,377
Private Equity (14.75% of Partners’ Capital)
Accel-KKR Capital Partners III, L.P.		14,343,518
Advent Latin American Private Equity Fund IV-F, L.P. (2)		5,873,544
Advent Latin American Private Equity Fund V-F, L.P.		5,891,346
Audax Mezzanine Fund II, L.P. (2)		1,618,929
Audax Mezzanine Fund III, L.P. (2)		7,581,988

See accompanying notes to the Schedule of Investments.

THE ENDOWMENT MASTER FUND L.P.

(A Limited Partnership)

Schedule of Investments, continued

September 30, 2013

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (14.75% of Partners’ Capital) (continued)
BDCM Opportunity Fund II, L.P. (2)		$11,330,101
Black River Commodity Multi-Strategy Fund, LLC		672,837
Capital Royalty Partners, L.P. (2)		952,292
Catterton Growth Partners, L.P. (1)(2)		16,047,874
CEF-Safety Kleen Liquidating Account	8,665	181,655
Chrysalis Ventures III, L.P.		2,181,816
Crosslink Crossover Fund IV, L.P.		1,905,976
Crosslink Crossover Fund V, L.P.		7,649,324
Crosslink Crossover Fund VI, L.P.		16,907,128
Dace Ventures I, L.P. (1)		1,505,727
Fairhaven Capital Partners, L.P.		7,167,947
Garrison Opportunity Fund II A, LLC		15,334,811
Garrison Opportunity Fund, LLC (1)		20,322,314
HealthCor Partners Fund, L.P. (1)		8,122,078
Highland Credit Strategies Liquidation Vehicle Onshore		2,303,906
Integral Capital Partners VIII, L.P. (1)		2,872,000
L-R Global Partners, L.P.		404,777
MatlinPatterson Global Opportunities Partners III, L.P. (2)		9,715,046
Middle East North Africa Opportunities Fund, L.P. (3)	5,089	1,415,945
Monomoy Capital Partners II, L.P.		4,548,989
Monomoy Capital Partners, L.P.		3,245,977
Monsoon India Inflection Fund 2, L.P. (1)		344,546
Monsoon India Inflection Fund, L.P. (1)		193,144
Pine Brook Capital Partners, L.P. (2)		19,276,639
Pinto America Growth Fund, L.P. (2)		1,561,777
Private Equity Investment Fund IV, L.P. (1)(2)		5,706,635
Private Equity Investment Fund V, L.P. (1)(2)		40,896,817
Saints Capital VI, L.P. (1)(2)		18,479,448
Sanderling Venture Partners VI Co-Investment Fund, L.P.		1,831,950
Sanderling Venture Partners VI, L.P.		1,310,466
Sterling Capital Partners II, L.P. (2)		1,970,616
Sterling Group Partners II, L.P.		1,031,865
Sterling Group Partners III, L.P.		13,551,784
Strategic Value Global Opportunities Fund I-A, L.P.		2,247,255
Tenaya Capital V, L.P.		5,935,117
Tenaya Capital VI, L.P.		3,072,788
The Column Group, L.P.		8,204,000
The Founders Fund III, L.P.		15,432,848
The Founders Fund IV, L.P.		7,710,204
The Raptor Private Holdings, L.P.	2,495	1,254,517
Trivest Fund IV, L.P. (1)(2)		22,617,119
Tuckerbrook SB Global Distressed Fund I, L.P. (1)		5,459,209
VCFA Private Equity Partners IV, L.P. (2)		1,497,324
VCFA Venture Partners V, L.P.		5,308,509
Voyager Capital Fund III, L.P.		3,754,991
WestView Capital Partners II, L.P. (1)(2)		25,905,864
Real Estate (5.19% of Partners’ Capital)
Aslan Realty Partners III, L.L.C. (2)		477,600
Cypress Realty VI, L.P.		5,617,752
Florida Real Estate Value Fund, L.P. (1)(2)		7,494,286
GTIS Brazil Real Estate Fund (Brazilian Real), L.P. (1)		24,700,104
Lone Star Real Estate Fund II (U.S.) L.P.		5,179,746
Monsoon Infrastructure & Realty Co-Invest, L.P. (1)		15,254,915
Northwood Real Estate Co-Investors L.P. (2)		6,981,120
Northwood Real Estate Partners L.P. (2)		12,608,050
Parmenter Realty Fund III, L.P. (2)		5,918,615
Parmenter Realty Fund IV, L.P. (1)(2)		5,456,865
Pearlmark Mezzanine Realty Partners III, LLC (1)(2)		15,484,800
Pennybacker II, L.P. (1)(2)		7,400,000
SBC Latin America Housing US Fund, L.P. (2)(3)		6,658,570
Square Mile Partners III L.P. (2)		16,028,576

See accompanying notes to the Schedule of Investments.

THE ENDOWMENT MASTER FUND L.P.

(A Limited Partnership)

Schedule of Investments, continued

September 30, 2013

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Real Estate (5.19% of Partners’ Capital) (continued)
Total United States		$1,522,554,177

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies		1,908,955,957	73.20%

Passive Foreign Investment Companies
Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies
Arbitrage Strategies (0.89% of Partners’ Capital)
CRC Credit Fund Ltd.	79,051	22,212,555
Overseas CAP Partners, Inc.	113	797,941
International Equity (0.02% of Partners’ Capital)
Quorum Fund Limited	10,369	619,227
Natural Resources (0.21% of Partners’ Capital)
Ospraie Special Opportunities (Offshore), Ltd.		5,589,473

Total Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies		29,219,196

Total Passive Foreign Investment Companies		29,219,196	1.12%

Private Corporations
United States
Real Estate (0.51% of Partners’ Capital)
Legacy Partners Realty Fund II, Inc.		2,600,000
Legacy Partners Realty Fund III, Inc.		7,000,000
Net Lease Private REIT V, Inc. (2)		135,450
Net Lease Private REIT VI, Inc. (2)		765,450
Net Lease Private REIT VII, Inc. (1)(2)		1,345,410
Net Lease Private REIT VII-A, Inc. (1)(2)		1,345,410

Total Private Corporations		13,191,720	0.51%

Total Investments in Investment Funds (Cost $1,772,437,718)		1,951,366,873	74.83%

Investments in Securities
Common Stocks
United States
Domestic Equity (0.00% of Net Assets) Kior, Inc.	17,487	49,313
Global Opportunistic (0.00% of Net Assets) Bally Total Fitness Holding Corp. (4)	1	—
Technology (0.02% of Net Assets) HMH Holdings Delaware, Inc.	15,741	462,392

Total Common Stocks		511,705	0.02%

Registered Investment Company
United States
Money Market Funds (11.25% of Net Assets)
JPMorgan 100% U.S. Treasury Securities Money Market Fund(2)	293,389,223	293,389,223

Total Registered Investment Company		293,389,223	11.25%

Total Investments in Securities (Cost $293,960,568)		293,900,928	11.27%

Derivative Contracts—Assets
Call Options Purchased
United States
CMS 10 Year One Look Cap, 10 Year USD Swap Rate (Strike Rate 5.50%, Expiration 05/01/19)	1,079,000,000	6,519,875
CMS 10 Year One Look Cap, 10 Year USD Swap Rate (Strike Rate 6.50%, Expiration 05/01/19)	1,350,000,000	5,193,952
CMS 10 Year One Look Cap, 10 Year USD Swap Rate (Strike Rate 5.62%, Expiration 05/02/19)	714,285,714	4,096,189
CMS 10 Year One Look Cap, 10 Year USD Swap Rate (Strike Rate 6.62%, Expiration 05/02/19)	877,192,983	3,235,260

Total Call Options Purchased		19,045,276	0.73%

See accompanying notes to the Schedule of Investments.

THE ENDOWMENT MASTER FUND L.P.

(A Limited Partnership)

Schedule of Investments, continued

September 30, 2013

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Warrants Purchased
United States
Global Opportunistic (0.00% of Net Assets)
Bally Total Fitness Holdings Corp. Warrants Exp. Sep. 2014, Strike Price $20.00 USD	4	$—

Total Warrants Purchased		—	0.00%

Total Derivative Contracts—Assets (Cost $24,991,550)		19,045,276	0.73%

Total Investments (Cost $2,091,389,837)		$2,264,313,077	86.83%

The Master Fund’s total outstanding capital commitments to Investment Funds as of September 30, 2013 were $336,115,307. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All Investment Funds and securities are non-income producing unless noted otherwise.

Refer to Note 4, Investments in Portfolio Securities, for information regarding the liquidity of the Master Fund’s investments.

(1)	Affiliated investments (See Note 4c)
(2)	Income producing investment
(3)	Affiliated investments for which ownership exceeds 25%
(4)	Security received as part of a bankruptcy reorganization

See accompanying notes to the Schedule of Investments.

THE ENDOWMENT MASTER FUND L.P.

(A Limited Partnership)

Schedule of Investments, continued

September 30, 2013

(Unaudited)

Futures Contracts Purchased:

Description	Expiration Date	Number of Contracts	Notional Amount at Value	Unrealized Appreciation (Depreciation)
10 Year Japan Government Bond	December 2013	4	$5,865,690	$54,324
ASX SPI 200 Index	December 2013	285	34,709,255	(46,338)
CAC40 10 Euro	October 2013	438	24,564,402	266,497
Cocoa	December 2013	61	1,610,400	153,505
Cotton No.2	December 2013	1,393	60,741,765	1,543,137
E-Mini S&P 500	December 2013	807	67,558,005	(165,443)
E-Mini S&P MidCap 400	December 2013	540	66,992,400	776,245
Euro BUXL 30-Year Bond	December 2013	907	153,976,274	3,599,863
Euro-Bund	December 2013	2	380,110	8,402
FTSE 100 Index	December 2013	243	25,290,047	(483,035)
FTSE/JSE Top 40 Index	December 2013	634	25,124,356	289,963
FTSE/MIB Index	December 2013	167	19,673,768	60,230
Gasoline RBOB	November 2013	246	27,154,562	(2,225,500)
German Stock Index	December 2013	118	34,274,207	422,910
Hang Seng China Enterprises Index	October 2013	416	27,717,421	(993,604)
Hang Seng Index	October 2013	176	25,964,181	(472,874)
IBEX 35 Index	October 2013	193	23,847,872	761,725
Lean Hogs	December 2013	1,886	65,349,900	480,315
LME Lead	November 2013	1,059	55,762,969	(1,162,115)
MSCI Taiwan Index	October 2013	891	25,580,610	(528,871)
Natural Gas	November 2013	14	498,400	(13,342)
OMXS30 Index	October 2013	1,503	29,486,072	(168,468)
Russell 2000 Mini Index	December 2013	801	85,819,140	2,012,384
S&P/Totonto Stock Exchange 60 Index	December 2013	261	37,025,051	194,226
SGX CNX Nifty Index	October 2013	2,155	24,849,305	(743,051)
Tokyo Price Index	December 2013	205	24,957,519	837,626
Ultra Long-Term U.S. Treasury Bond	December 2013	898	127,600,188	2,572,911
WTI Crude	October 2013	569	58,225,770	(3,615,096)

			$1,160,599,639	$3,416,526

Futures Contracts Sold:

Description	Expiration Date	Number of Contracts	Notional Amount at Value	Unrealized Appreciation (Depreciation)
10 Year Australia Treasury Bond	December 2013	139	$15,248,151	$(327,666)
10 Year Canadian Bond	December 2013	131	16,489,795	(183,678)
10 Year U.S. Treasury Note	December 2013	141	17,821,078	(354,989)
Brent Crude	December 2013	155	16,651,650	782,939
CBOE Volatility Index (VIX)	October 2013	71	1,150,200	(42,779)
Cocoa	December 2013	540	14,256,000	(1,265,026)
Coffee ‘C’	December 2013	572	24,388,650	1,271,170
Copper	December 2013	173	14,371,975	(480,244)
Corn	December 2013	505	11,147,875	518,044
E-Mini S&P 500	December 2013	128	10,715,520	25,279
E-Mini S&P MidCap 400	December 2013	11	1,364,660	(15,868)
Euro-Bund	December 2013	14	2,660,769	(59,599)
FTSE/JSE Top 40 Index	December 2013	66	2,615,469	(30,514)
FTSE/MIB Index	December 2013	120	14,136,839	(51,931)
Gas Oil	November 2013	276	25,171,200	1,406,968
Gold 100 Oz	December 2013	130	17,251,000	(323,201)
IBEX 35 Index	October 2013	95	11,738,590	(375,961)
Live Cattle	December 2014	1,049	55,376,710	(1,301,222)
Long Gilt	December 2013	75	13,393,117	(198,893)
MSCI Taiwan Index	October 2013	226	6,488,460	132,533
Natural Gas	November 2013	251	8,935,600	241,542
NY Harbor ULSD	November 2013	73	9,110,619	570,333
Primary Aluminum	November 2013	412	18,797,500	(197,191)
Primary Nickel	November 2013	129	10,776,015	59,518
Silver	December 2013	88	9,551,520	(895,221)
Soybean	November 2013	187	11,993,713	(779,038)
Sugar #11	March 2014	1,924	39,089,523	(1,629,977)
Wheat (CBT)	December 2013	524	17,776,700	(554,288)
Zinc	November 2013	258	12,275,963	(86,396)

			$430,744,861	$(4,145,356)

See accompanying notes to the Schedule of Investments.

THE ENDOWMENT MASTER FUND L.P.

(A Limited Partnership)

Schedule of Investments, continued

September 30, 2013

(Unaudited)

Total Return Swap Agreements:

Underlying Instrument	Counterparty	Maturity Date	Notional Amount at Value	Unrealized Gain (Loss)
Long Position:
KOSPI 200 Index	Goldman Sachs	12/19/2013	$1,591,201	$(3,629)
Short Position:
KOSPI 200 Index	Goldman Sachs	12/19/2013	$14,198,409	$35,084

Credit Default Swap Agreements—Sell Protection:(a)

Underlying Instrument	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30 2013(b)	Notional Amount(c)		Value(d)	Upfront Premiums Paid (Received)	Unrealized Gain (Loss)
CDX Emerging Markets Index Swap Agreement with Goldman Sachs International; Series 19	5.00%	6/20/18	3.13%	$93,053,638		$7,616,234	$10,892,247	$(3,276,013)
CDX iTraxx Europe Crossover Index Swap Agreement with Goldman Sachs International; Series 18	5.00%	12/20/17	0.92%	€14,253,140		1,280,072	631,515	648,557
CDX iTraxx Europe Crossover Index Swap Agreement with Goldman Sachs International; Series 19*	5.00%	6/20/18	3.81%	€13,677,730	**	929,776	594,497	335,279
CDX North America High Yield Index Swap Agreement with Goldman Sachs International; Series 19	5.00%	12/20/17	3.18%	$12,451,474		893,988	377,435	516,553
CDX North America High Yield Index Swap Agreement with Goldman Sachs International; Series 20	5.00%	6/20/18	3.61%	$26,333,903		1,559,172	1,449,223	109,949

						$12,279,242	$13,944,917	$(1,665,675)

(*)	As of September 30, 2013, the CDX iTraxx Europe Crossover Index Series 19 include securities which defaulted and represent 2% of the Index.
(**)	Reflects the notional amount after the default of securities.
(a)

When a credit event occurs as defined under the terms of the swap agreement, the Master Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreement as of period end, serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount the Master Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

(d)	Value includes upfront payments paid (received) and unrealized gain (loss).

See accompanying notes to the Schedule of Investments.

THE ENDOWMENT MASTER FUND L.P.

(A Limited Partnership)

Schedule of Investments, continued

September 30, 2013

(Unaudited)

Forward Foreign Currency Exchange Contracts:

At September 30, 2013, the Master Fund’s open forward foreign currency exchange contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Contracts:
Chilean Peso	Goldman Sachs	10/15/13	1,337,964,540	$2,606,340	$2,646,381	$40,042
Euro	Goldman Sachs	10/15/13	2,686,666	3,535,115	3,634,387	99,272
Hungarian Forint	Goldman Sachs	10/15/13	924,721,735	4,008,851	4,205,285	196,434
Indian Rupee	Goldman Sachs	10/17/13	205,811,550	2,966,012	3,270,402	304,390
Indonesian Rupiah	Goldman Sachs	10/16/13	27,846,324,000	2,383,083	2,399,601	16,518
Israeli New Shekel	Goldman Sachs	10/15/13	17,040,689	4,656,562	4,836,605	180,043
Korean Won	Goldman Sachs	10/15/13	4,695,055,800	4,261,260	4,367,087	105,827
Mexican Peso	Goldman Sachs	10/15/13	68,868,561	5,099,486	5,255,266	155,780
New Zealand Dollar	Goldman Sachs	10/15/13	1,221,282	948,325	1,012,891	64,566
Polish Zloty	Goldman Sachs	10/15/13	13,479,886	4,136,076	4,313,995	177,919
Russian Ruble	Goldman Sachs	10/15/13	187,049,992	5,534,023	5,759,588	225,565
Swedish Krona	Goldman Sachs	10/15/13	3,777,417	570,081	587,803	17,722
Turkish Lira	Goldman Sachs	10/21/13	4,218,685	2,029,678	2,081,058	51,380

				$42,734,892	$44,370,349	$1,635,458

Short Contracts:
Australian Dollar	Goldman Sachs	10/15/13	3,822,562	$3,452,920	$3,561,425	$(108,505)
Brazilian Real	Goldman Sachs	10/15/13	1,218,100	505,226	547,653	(42,427)
British Pound	Goldman Sachs	10/15/13	7,169,887	11,147,023	11,604,389	(457,366)
Canadian Dollar	Goldman Sachs	10/15/13	3,551,015	3,366,848	3,446,634	(79,786)
Czech Koruna	Goldman Sachs	10/15/13	37,750,547	1,923,497	1,989,782	(66,285)
Japanese Yen	Goldman Sachs	10/15/13	740,158,016	7,445,509	7,531,845	(86,336)
Malaysian Ringgit	Goldman Sachs	10/16/13	2,408,479	727,198	738,417	(11,219)
Norwegian Krone	Goldman Sachs	10/15/13	2,282,522	375,538	379,507	(3,968)
Philippine Peso	Goldman Sachs	10/15/13	256,445,057	5,761,516	5,892,241	(130,725)
Singapore Dollar	Goldman Sachs	10/16/13	5,576,303	4,365,696	4,446,236	(80,540)
South African Rand	Goldman Sachs	10/15/13	25,624,482	2,467,451	2,548,843	(81,392)
Swiss Franc	Goldman Sachs	10/15/13	926,957	990,445	1,025,435	(34,990)
Taiwan Dollar	Goldman Sachs	10/15/13	160,982,003	5,375,025	5,446,402	(71,377)

				$47,903,892	$49,158,809	$(1,254,916)

See accompanying notes to the Schedule of Investments.

THE ENDOWMENT MASTER FUND L.P.

(A Limited Partnership)

Notes to Schedule of Investments

September 30, 2013

(Unaudited)

(1) ORGANIZATION

The Endowment Master Fund, L.P. (the “Master Fund”) a Delaware limited partnership, commenced operations on April 1, 2003. The Master Fund operated as an unregistered investment vehicle until March 10, 2004, at which time it registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently nine feeder funds.

The Master Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Master Fund is primarily a “fund of funds” which pursues its investment objective by investing its assets in a variety of investment vehicles including, but not limited to, limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange-traded funds) and direct investments in marketable securities and derivative instruments. The Investment Funds are managed by a carefully selected group of investment managers, identified by the Adviser, as hereinafter defined. The various styles and strategies employed by the Investment Funds and supplemented by the Master Fund’s direct investments, serve to achieve a portfolio that is broadly allocated.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Master Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, the Adviser, as hereinafter defined, or any committee of the Board.

The Board is authorized to engage an investment adviser, and pursuant to an investment management agreement, (the “Investment Management Agreement”), it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Master Fund’s portfolio and operations. The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

THE ENDOWMENT MASTER FUND L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2013

(Unaudited)

(c) INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold short, are marked to fair value at the date of the Schedule of Investments.

(d) INVESTMENT VALUATION

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Master Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The function of the Adviser Valuation Committee, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The Master Fund is not able to obtain complete underlying investment holding details on each of the Investment Funds in order to determine if the Master Fund’s proportional, aggregated, indirect share of any investments held by the Investment Funds exceeds 5% of net assets of the Master Fund as of September 30, 2013.

Investments currently held by the Master Fund are valued as follows:

•

INVESTMENT FUNDS—Investments in Investment Funds are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds. Investment Funds are typically categorized as Level 2 or 3 in the fair value hierarchy based upon liquidity.

•

SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES— In general, the Master Fund values these securities at their last sales price on the exchange or over-the-counter market on the valuation date. If the security is listed on more than one exchange, the Master Fund uses the price

THE ENDOWMENT MASTER FUND L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2013

(Unaudited)

from the exchange that it considers to be the principal exchange on which the security is traded. If there have been no sales for that day on the exchange where the security is principally traded, then the price of the security will be valued at the mean between the closing “bid” and “ask” prices on the valuation date. In these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded, and translated into U.S. dollars at the current exchange rate. If an event occurred between the close of the foreign exchange and the valuation date of the Master Fund’s NAV that would materially affect the value of the security and the NAV of the Master Fund, the value of such security and the NAV of the Master Fund will be adjusted to reflect the change in the estimated value of the security. Such fair valued securities are typically categorized as Level 2 in the fair value hierarchy, based upon the inputs used to value the securities.

•

DERIVATIVES—Exchange traded futures contracts are valued using quoted final settlement prices from the national exchange on which they are principally traded and are typically categorized as Level 1 in the fair value hierarchy. If no such price is reported by such exchange on the valuation date, the Adviser Valuation Committee will determine the fair value in good faith using information that is available at such time. Such fair valued investments are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

Options that are listed on a securities exchange are generally valued at the closing “bid” and “ask” prices for options held long and short, respectively on the valuation date and are typically categorized as Level 1 in the fair value hierarchy. If no such bid or ask price is reported, the positions are valued at the last sales price on the valuation date. If no such sales price is reported by such exchange on the valuation date, the Adviser Valuation Committee in conjunction with the Administrator will determine the fair value of such investments in good faith using information that is available at such time. Such fair valued options are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

Non exchange-traded derivatives, such as swap agreements, are valued based on procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy. Credit default swaps and total return swaps are generally fair valued using evaluated quotes provided by an independent pricing service. If a quotation is not available from the independent pricing service, the price is obtained from a broker (typically the counterparty to the swap agreement) on the valuation date.

Forward foreign currency exchange contracts are valued at the current day’s interpolated foreign exchange rate, which is calculated using the current day’s spot rate, and the 30 to 720 day forward rates converted to U.S. dollars at the exchange rate of such currencies on the valuation date. Such valuations are provided by a pricing service approved by the Board, and are typically categorized as Level 2 in the fair value hierarchy.

•

OTHER—Investments in open-end registered investment companies (“RICs”) that do not trade on an exchange are valued at the end of day NAV per share and are categorized as Level 1 in the fair value hierarchy. Where no value is readily available from a RIC or other security, or where a value supplied by a RIC is deemed not to be indicative of the RICs value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Administrator or the Adviser, will determine, in good faith, the fair value of the RIC or other security. Such fair valued investments are typically categorized as Level 1 or Level 2 in the fair value hierarchy, based upon the inputs used to value the investments.

Fixed-income securities are valued according to prices as furnished by an independent pricing service or broker/dealer quotes and are typically categorized as Level 2 in the fair value hierarchy. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates market value, and are typically categorized as Level 2 in the fair value hierarchy.

THE ENDOWMENT MASTER FUND L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2013

(Unaudited)

•

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures pursuant to the fair valuation procedures approved by the Board. In each of these situations, valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

(e) FOREIGN CURRENCY

The accounting records of the Master Fund are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

(f) DERIVATIVE INSTRUMENTS

All open derivative positions at period-end are presented in the Master Fund’s Schedules of Investments. In addition to the derivatives held by the Master Fund, the Investment Funds may have directly engaged in derivative transactions during the period. The following is a description of the derivative instruments the Master Fund utilizes as part of its investment strategy, including the primary underlying risk exposures related to each instrument type.

OPTIONS CONTRACTS—The Master Fund invests in options contracts to speculate on the price movements of a financial instrument or for use as an economic hedge against certain positions held in the Master Fund’s portfolio. Options contracts purchased give the Master Fund the right, but not the obligation, to buy or sell the underlying instrument for a specified price upon exercise at any time during the option period. Options contracts written obligate the Master Fund to buy or sell the underlying instrument for a specified price upon exercise at any time during the option period. When the Master Fund writes an options contract, an amount equal to the premium received by the Master Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option contract written.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS—The Master Fund enters into forward foreign currency exchange contracts in connection with its investment objective in order to gain more or less exposure to foreign currencies. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. The Master Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Master Fund remains subject to credit risk with respect to the amount it expects to receive from counterparties. However, the Master Fund has sought to mitigate these risks by generally requiring the posting of collateral at prearranged exposure levels to cover its exposure to the counterparty.

FUTURES CONTRACTS—The Master Fund invests in futures contracts as part of its strategy to manage exposure to interest rate, equity and market price movements, and commodity prices. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Master Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Master Fund, depending on fluctuations in the value of the underlying asset. The underlying assets are not physically delivered. The Master Fund recognizes a gain or loss equal to the variation margin. Should market conditions move unexpectedly, the Master Fund may not achieve the anticipated benefits of the futures contracts and may

THE ENDOWMENT MASTER FUND L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2013

(Unaudited)

realize a loss. The use of futures transactions involves, to varying degrees, elements of market risk (generally equity price risk related to stock index or equity futures contracts, interest rate risk related to bond futures contracts, and commodity price risk related to commodity futures contracts) and exposure to loss. The face or contract amount reflects the extent of the total exposure the Master Fund has in the particular classes of instruments. Among other risks, the use of futures contracts may cause the Master Fund to have imperfect correlation due to differences between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the Master Fund since the futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures against default.

SWAP AGREEMENTS—The Master Fund invests in swap agreements, primarily credit default and total return swap agreements, as a part of its hedging strategy to manage credit and market risks. As of September 30, 2013, the Master Fund invested in credit default and total return swap agreements.

A credit default swap agreement gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if a credit event (a downgrade, bankruptcy or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed upon payment from the other party (frequently, the par value of the debt security) or receipt of a net amount equal to the par value of the defaulted reference entity less its recovery value. The Master Fund is usually a net seller of credit default swap agreements.

The Master Fund as a seller of a credit default swap agreement would have the right to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer with respect to its debt obligations. In return, the Master Fund would receive from the counterparty a periodic stream of payments over the term of the agreement provided that no event of default or other credit event has occurred. If no default or other credit event occurs, the Master Fund would keep the stream of payments and would have no further obligations to the counterparty. As a seller, the Master Fund is subject to investment exposure on the notional amount of the swap agreement.

A total return swap agreement is a bilateral financial contract agreement where one party (the payer) agrees to pay the other (the receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to an asset without owning or shorting the underlying asset directly. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted against each other, at periodic settlement dates, resulting in a single amount that is either due to or from each party.

In addition to being exposed to the credit risk of the underlying reference entity, swap agreements are subject to counterparty risk, market risk and interest rate risk. Swap agreements utilized by the Master Fund may not perform as expected. Risks may arise as a result of the failure of the counterparty (Protection Seller) to perform under the agreement. The loss incurred by the failure of a counterparty is generally limited to the market value and premium amounts recorded. The Master Fund considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk. Additionally, risks may arise from the unanticipated movements in interest rates or in the value of the underlying reference securities. The Master Fund may use various techniques to minimize credit risk including early termination or reset and payment. Collateral, in the form of cash, is held in broker segregated accounts for swap agreements.

THE ENDOWMENT MASTER FUND L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2013

(Unaudited)

The following is a summary of the fair value of derivative instruments held directly by the Master Fund as of September 30, 2013. These derivatives are presented in the Schedule of Investments.

	Assets				Liabilities
	Total Fair Value	Unrealized Appreciation on Futures Contracts	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Unrealized Depreciation on Futures Contracts	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
Futures Contracts	$—	$5,779,618	$—	$—	$4,118,737	$—	$—
Total Return Swap Agreements	—	—	35,084	—	—	3,629	—

Commodity Risk Exposure:
Futures Contracts	—	7,027,471	—	—	14,527,857	—	—

Interest Rate Risk Exposure:
Futures Contracts	—	6,235,500	—	—	1,124,825	—	—
Call Options Purchased	19,045,276	—	—	—	—	—	—

Credit Risk Exposure:
Credit Default Swap Agreements	—	1,610,338	—	—	—	3,276,013	—

Foreign Exchange Rate Exposure:
Forward Foreign Currency Exchange Contracts	—	—	—	1,635,458	—	—	1,254,916

(g) CFTC REGULATION

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting Securities and Exchange Commission (the “SEC”) and CFTC disclosure, reporting and recordkeeping requirements for registered investment companies that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

        Previously, in November 2012, the CFTC issued relief for fund of fund operators, including advisers to registered investment companies, that may otherwise be required to register with the CFTC as commodity pool operators but do not have access to information from the investment funds in which they are invested in order to determine whether such registration is required. This relief delayed the registration date for such operators until the later of June 30, 2013 or six months from the date the CFTC issues revised guidance on the application of certain thresholds with respect to investments in commodities held by funds of funds. In December 2012, The Master Fund filed as required with the CFTC in order to claim this no-action relief, which was effective upon receipt of the filing. Although the CFTC now has adopted harmonization rules applicable to investment companies that are deemed to be commodity pools, the CFTC has not yet issued guidance on how fund of funds are to determine whether they are deemed to be commodity pools. As of September 30, 2013, the Master Fund is not considered a commodity pool and continues to rely on the fund of fund no-action relief.

(h) USE OF ESTIMATES

The preparation of the Schedule of Investments in accordance with U.S. GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities in the Schedule of Investments. Actual results could differ from those estimates and such differences may be significant.

THE ENDOWMENT MASTER FUND L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2013

(Unaudited)

(3) FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

• Level 1 —	unadjusted quoted prices in active markets for identical securities

• Level 2 —	investments with other significant observable inputs or investments that can be fully redeemed at the NAV in the “near term”

• Level 3 —

investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the NAV in the “near term”; these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or lock-up periods greater than quarterly (or monthly for underlying investments where the Master Fund owns more than 25% of the Investment Fund’s total net assets)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary categorization as of September 30, 2013, of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1		LEVEL 2		LEVEL 3	Total
	Investments	Other Financial Instruments^	Investments	Other Financial Instruments^	Investments	Investments	Other Financial Instruments^
Investment Funds
Limited Partnerships, Exempted Limited
Partnerships and Limited Liability Companies
Arbitrage Strategies	$—	$—	$72,046,121	$—	$162,995,898	$235,042,019	$—
Domestic Equity	—	—	—	—	26,912,556	26,912,556	—
Energy	—	—	44,506,051	—	171,031,475	215,537,526	—
Enhanced Fixed Income	—	—	61,447,346	—	150,934,906	212,382,252	—
Global Opportunistic	—	—	103,197,163	—	157,134,798	260,331,961	—
International Equity	—	—	4,803,907	—	48,288,748	53,092,655	—
Natural Resources	—	—	—	—	29,824,377	29,824,377	—
Private Equity	—	—	—	—	687,961,989	687,961,989	—
Real Estate	—	—	—	—	187,870,622	187,870,622	—
Passive Foreign Investment Companies
Arbitrage Strategies	—	—	797,941	—	22,212,555	23,010,496	—
International Equity	—	—	—	—	619,227	619,227	—
Natural Resources	—	—	—	—	5,589,473	5,589,473	—
Private Corporations
Real Estate	—	—	—	—	13,191,720	13,191,720	—
Investment Securities
Common Stocks
Domestic Equity	49,313	—	—	—	—	49,313	—
Technology	462,392	—	—	—	—	462,392	—
Registered Investment Companies
Money Market Funds	293,389,223	—	—	—	—	293,389,223	—
Derivative Instruments
Call Options Purchased	—	—	19,045,276	—	—	19,045,276	—
Warrants Purchased
Global Opportunistic	—	—	—	—	—	—	—
Futures Contracts	—	(728,830)	—	—	—	—	(728,830)
Total Return Swap Agreements	—	—	—	31,455	—	—	31,455
Forward Foreign Currency Exchange Contracts	—	—	—	380,542	—	—	380,542
Credit Default Swap Agreements	—	—	—	(1,665,675)	—	—	(1,665,675)

Total	$293,900,928	$(728,830)	$305,843,805	$(1,253,678)	$1,664,568,344	$2,264,313,077	$(1,982,508)

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Investments as Investments in Securities, such as futures contracts, swap agreements and forward foreign currency exchange contracts. These financial instruments are generally recorded in the financial statements at the unrealized gain or loss on the financial instrument.

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Investment Funds included in Level 3, if owned directly by the Master Fund, may be classified as Level 1 or Level 2 investments.

THE ENDOWMENT MASTER FUND L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2013

(Unaudited)

The following table is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser Valuation Committee for Level 3 fair value measurements for investments held as of September 30, 2013:

	Fair Value as of September 30, 2013	Valuation Technique	Liquidity of Investments	Adjustments To NAV**
Investments
Limited Partnerships, Exempted Limited
Partnerships and Limited Liability Companies
Arbitrage Strategies	$162,995,898	NAV as Practical Expedient *	Quarterly or Greater	None
Domestic Equity	26,912,556	NAV as Practical Expedient *	Quarterly or Greater	None
Energy	171,031,475	NAV as Practical Expedient *	N/A	None
Enhanced Fixed Income	150,934,906	NAV as Practical Expedient *	Quarterly or Greater	None
Global Opportunistic	157,134,798	NAV as Practical Expedient *	Monthly or Greater	None
International Equity	48,288,748	NAV as Practical Expedient *	Quarterly or Greater	None
Natural Resources	29,824,377	NAV as Practical Expedient *	N/A	None
Private Equity	687,961,989	NAV as Practical Expedient *	N/A	None
Real Estate	187,870,622	NAV as Practical Expedient *	N/A	None
Passive Foreign Investment Companies
Arbitrage Strategies	22,212,555	NAV as Practical Expedient *	N/A	None
International Equity	619,227	NAV as Practical Expedient *	N/A	None
Natural Resources	5,589,473	NAV as Practical Expedient *	N/A	None
Private Corporations
Real Estate	13,191,720	NAV as Practical Expedient *	N/A	None

Total Investments	$1,664,568,344

*	Unobservable valuation input.
**

Amounts represent adjustments, if any, made to NAV provided by the investment manager or administrator of the Investment Funds. Adjustments to the practical expedient NAV may be made under certain circumstances including, but not limited to, the following: the practical expedient NAV received is not as of the Master Fund’s measurement date; it is probable that the Investment Fund will be sold at a value significantly different than the reported expedient NAV; it is determined by the Board Valuation Committee that the Investment Fund is not being valued at fair value by the Investment Fund manager.

THE ENDOWMENT MASTER FUND L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2013

(Unaudited)

The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. Transfers that occurred between Levels 2 and 3 during the period ended September 30, 2013, based on levels assigned to Investments on December 31, 2012, are included in the table below. The following is a reconciliation of Level 3 investments based on the inputs used to determine fair value:

	Investments
	Balance as of December 31, 2012	Redemptions In-Kind	Transfers In*	Gross Purchases	Gross Sales**	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Balance as of September 30, 2013
Investments
Limited Partnerships, Exempted Limited
Partnerships and Limited Liability Companies
Arbitrage Strategies	$125,266,503	$—	$—	$75,000,000	$(39,425,839)	$(181,206)	$2,336,440	$162,995,898
Domestic Equity	89,660,048	—	—	7,680	(69,627,234)	7,688,988	(816,926)	26,912,556
Energy	159,143,681	—	—	18,784,104	(23,358,920)	11,822,055	4,640,555	171,031,475
Enhanced Fixed Income	199,052,762	—	35,763,281	10,220,979	(97,300,727)	19,196,551	(15,997,940)	150,934,906
Global Opportunistic	274,309,743	—	—	125,322,404	(241,399,033)	74,346,479	(75,444,795)	157,134,798
International Equity	49,713,569	—	—	—	(6,446,508)	(1,489,151)	6,510,838	48,288,748
Natural Resources	29,024,662	—	—	2,791,260	(1,546,445)	626,986	(1,072,086)	29,824,377
Private Equity	681,514,504	—	—	44,737,015	(93,141,972)	29,468,719	25,383,723	687,961,989
Real Estate	185,296,050	—	—	17,918,789	(22,756,043)	2,701,347	4,710,479	187,870,622
Passive Foreign Investment Companies
Arbitrage Strategies	32,253,834	—	—	15,757,811	(26,512,222)	1,736,019	(1,022,887)	22,212,555
International Equity	819,194	—	—	—	(189,968)	71,124	(81,123)	619,227
Natural Resources	8,910,279	—	—	—	(2,723,959)	433,496	(1,030,343)	5,589,473
Private Equity	3,000,000	—	—	—	(3,750,000)	(6,250,000)	7,000,000	—
Private Corporations
Real Estate	19,111,732	—	—	344,743	(3,717,984)	—	(2,546,771)	13,191,720

Total Investments	$1,857,076,561	$—	$35,763,281	$310,884,785	$(631,896,854)	$140,171,407	$(47,430,836)	$1,664,568,344

*	Transfers from Level 2 to Level 3 in the fair value hierarchy generally relate to liquidity provisions of the Investment Funds.
**	Includes Return of Capital and Capital Gain Distributions.

The change in unrealized appreciation/ depreciation from Level 3 investments held at September 30, 2013 is $(27,677,155).

The Master Fund is permitted to invest in alternative investments that may not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the reported NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the security and the NAV of the Master Fund as of the valuation date.

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. Other than Investment Funds that are self-liquidating, such as Private Equity and some Energy, Natural Resources and Real Estate Funds, the Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually, after a notice period, usually for a period of up to two years from the date of the initial investment or an additional investment. A listing of the investments held by the Master Fund and their attributes as of September 30, 2013, that may qualify for this valuation approach is shown in the table below.

THE ENDOWMENT MASTER FUND L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2013

(Unaudited)

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life *	Redemption Frequency *	Notice Period (in Days) *	Redemption Restrictions and Terms *
Arbitrage Strategies (a)	Investments in a variety of securities with the intent of profiting from relative changes in the price of a set of securities, currencies or commodities.	$258,053	N/A	N/A	Quarterly	30-90	0-2 years; up to 9% early redemption fee
Domestic Equity (b)	Investments in equity securities issued by U.S. companies.	26,913	N/A	N/A	Quarterly	45-120	0-3 years; up to 5% early redemption fee; possible 20% investor level gate
Energy (c)	Investments in securities issued by companies in the energy sector.	215,538	$78,790	up to 15 years	N/A	N/A	0-15 years
Enhanced Fixed Income (d)	Investments in non- traditional fixed income securities.	212,382	N/A	N/A	Quarterly	30-120	0-3 years; up to 6% early redemption fee; possible 8% investor level gate
Global Opportunistic (e)	Investments in a variety of global markets across all security types.	260,332	N/A	N/A	Quarterly	45-90	0-3 years; up to 6% early redemption fee; possible 25% investor level gate
International Equity (f)	Investments in equity securities issued by foreign companies.	53,712	N/A	N/A	Quarterly	60	0-2 years; up to 2% early redemption fee; possible 25% investor level gate
Natural Resources (g)	Investments with exposure to non-energy natural resources.	35,414	6,987	up to 10 years	N/A	N/A	0-10 years
Private Equity (h)	Investments in nonpublic companies.	687,961	200,649	up to 10 years	N/A	N/A	0-10 years
Real Estate (i)	Investments in REITs, private partnerships, and various real estate related mortgage securities.	201,062	49,689	up to 10 years	N/A	N/A	0-10 years

		$1,951,367	$336,115

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

(a)

This category includes Investment Funds that invest using two primary Styles (Event-Driven and Relative Value). Event-Driven strategies typically will include investments in common and preferred equities and various types of debt (often based on the probability that a particular event will occur). These may include distressed or Special Situations investments (securities of companies that are experiencing difficult business situations). Relative Value strategies may include long and short positions in common and preferred equity, convertible securities, and various forms of senior and junior (typically unsecured) debt. Investments under this style may also include index options, options on futures contracts, and other derivatives.

(b)

This category includes Investment Funds that invest primarily in publicly-traded equity securities issued by U.S. companies. These securities will typically trade on one of the major U.S. stock exchanges. Investment Funds in this category may include long/short funds, mutual funds and exchange-traded funds.

(c)

This category includes Investment Funds that invest primarily in publicly-traded securities issued by companies in the energy sector, private investments in energy-related assets or companies, and futures in energy commodity markets. The Investment Funds include private funds which may hold long/ short equities, commodity trading advisers (“CTAs”) trading contracts on energy related commodities, mutual funds or exchange-traded funds, and private partnerships with private investments in their portfolios.

(d)

This category includes Investment Funds that invest primarily in the following sectors: secured leveraged loans, high yield bonds, distressed debt, structured credit, and global debt (typically less efficient areas of the global fixed income markets than traditional fixed income strategies). Generally these sectors may be heavily weighted to certain industries such as telecom and technology with lower credit rating ranges (including leveraged buyouts), may include distressed debt strategies and may include restricted securities and securities that may not be registered for which a market may not be readily available.

(e)

This category includes Investment Funds that invest in global markets and across all security types including equities, fixed income, derivatives, commodities, currencies, futures, and exchange-traded funds. Investment Funds in this category are typically private funds and may include global long/short equity funds, global macro funds, and CTA’s.

(f)

This category includes Investment Funds that invest primarily in publicly-traded equity securities issued by foreign companies or securities issued on U.S. stock exchanges that represent ownership of a foreign corporation. Investment Funds in this category may include long/ short funds, mutual funds, and exchange-traded funds.

(g)

This category includes Investment Funds that invest primarily in assets with exposure to non-energy natural resources, including gold and other precious metals, industrial metals, and agricultural commodities. The Investment Funds may include private funds invested in long/ short equities; CTA’s trading contracts on agricultural commodities, mutual funds and exchange-traded funds, and private partnerships with private investments in their portfolios.

(h)

This category includes private equity funds that invest primarily in non-publicly traded companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount.

(i)

This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate.

THE ENDOWMENT MASTER FUND L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2013

(Unaudited)

(4) INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT ACTIVITY

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements, or a combination thereof.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end, and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until well after year end. The Master Fund’s book cost as of September 30, 2013, was $2,091,389,837, resulting in accumulated net unrealized appreciation of $172,923,240 consisting of $357,470,207 in gross unrealized appreciation and $184,546,967 in gross unrealized depreciation.

During the period ended September 30, 2013, certain investments were received through a transfer in-kind in connection with the redemption of certain investments. The fair value of these investments transferred-in-kind and related cost were as follows:

Investments Redeemed	Fair Value	Cost	Investments Received
Passport II, L.P.	$566,761	$484,754	Passport Global Strategies III, Ltd.
Q Funding III, L.P.	275,317	218,532	HMH Holdings Delaware, Inc.
Q4 Funding, L.P.	77,912	73,915	HMH Holdings Delaware, Inc.

	$919,990	$777,201

(b) INVESTMENT FUND LIQUIDITY

Certain Investment Funds in which the Master Fund invests have restrictions on liquidity which may result in limitations or restrictions on redemptions including, but not limited to, lock-ups, notice periods and early redemption fees. The Master Fund’s investments are grouped in three categories of liquidity, as determined by the Adviser. To better manage the Master Fund’s liquidity, the Adviser has also structured the portfolio’s capital into the liquidity categories listed below. The categories and percent of investments in each are as follows at September 30, 2013:

THE ENDOWMENT MASTER FUND L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2013

(Unaudited)

Liquidity Categories*	Total Percentage of Capital Invested Allowed, per Category	Percentage of Investments, per Category	Withdrawal Rights
Category 1 Assets (a)	10.00%-100.00% (b)	56.0%	Securities and derivatives activity or Investment Funds that settle three business days after trade date (“T+3”) and that have at least quarterly withdrawal rights and not more than a one-year lock-up period remaining.
Category 2 Assets (a)	0.00%-100.00% (b)	6.9%	Investment Funds that allow for periodic withdrawals at the time of investment but do not meet the qualifications for Category 1 Assets due to frequency of redemptions allowed or extended lock-up periods remaining.
Category 3 Assets (a)	0.00%-25.00% (b)	37.1%	Investment Funds that are self-liquidating (e.g., private equity funds), or that otherwise fail to meet the definition of Category 1 or 2 Assets. Also includes Investment Funds that only make distributions as the underlying portfolio’s assets or investments are liquidated (i.e., the investor in such Investment Funds does not have the right to request withdrawals on any specified periodic basis).

		100.00%

*	The expiration or implementation of lock-up periods on Master Fund investments in an Investment Fund could result in such investments moving from one liquidity category to another.
**

If at the end of any calendar quarter the Master Fund is not in compliance with the weighting of Category 3 Assets, the Master Fund will endeavor to bring its portfolio back into compliance with these requirements, taking into consideration the best interests of all investors, and during such time will not commit any additional capital to Category 3 Assets. During such time, the Master Fund may fund existing capital commitments to Investment Funds comprising Category 3 Assets. The Master Fund’s portfolio currently is above the desired weighting in Category 3 Assets. The Master Fund is currently funding existing capital commitments to Investment Funds comprising Category 3 Assets, but is not currently committing additional capital to Category 3 Assets.

(a)

Category 1 Assets are defined as cash, money market funds, and exchange-traded securities including, but not limited to equities, bonds, notes, mutual funds, ETFs, options (including OTC), and derivatives. Investment Funds with investor-level gates, fund-level gates, redemption fees and/or penalties, sidepockets and/or special purpose vehicles housing less liquid investments may be included in this category as long as they have at least quarterly withdrawal rights with a year or less lockup remaining.

(b)

The Master Fund may not have less than 10% of its capital invested in cash and securities with T+3 liquidity, which are included in Category 1 Assets, or more than 25% of its capital invested in Category 3 Assets, with all remaining capital invested in Category 1 Assets or Category 2 Assets.

THE ENDOWMENT MASTER FUND L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2013

(Unaudited)

(c) AFFILIATED INVESTMENT FUNDS

At September 30, 2013, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the Investment Funds’ total net assets. A listing of these affiliated Investment Funds (including activity during the period ended September 30, 2013) is shown below:

THE ENDOWMENT MASTER FUND L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2013

(Unaudited)

Investment Funds	Shares 12/31/2012	Shares 9/30/2013	Fair Value 12/31/2012	Redemptions In-Kind	Cost of Purchases	Cost of Sales*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation/ Depreciation	Fair Value 9/30/2013	Interest/ Dividend Income
BDCM Partners I, L.P.			$52,228,921	$—	$7,628,476	$(19,322,706)	$1,739,209	$1,432,438	$43,706,338	$—
Blue Mountain Credit Alternatives Fund, L.P.			—	—	75,000,000	—	—	2,191,197	77,191,197	—
Blueshift Energy Fund, L.P.			—	—	30,000,000	—	—	1,781,668	31,781,668	132,046
Catterton Growth Partners, L.P.			13,358,969	—	1,349,171	(2,725,050)	1,991,854	2,072,930	16,047,874	—
CCM Small Cap Value Qualified Fund, L.P.			15,016,101	—	—	(7,721,715)	(6,343,837)	5,275,853	6,226,402	—
Credit Distressed Blue Line Fund, L.P.			23,635,066	—	—	—	—	(5,836,778)	17,798,288	—
CX Partners Fund Limited			13,201,649	—	4,678,829	(508,160)	92,882	(2,958,121)	14,507,079	119,680
Dace Ventures I, L.P.			1,633,643	—	158,981	(103,802)	—	(183,095)	1,505,727	—
Encap Energy Infrastructure TE Feeder, L.P.			5,883,315	—	1,193,581	(469,527)	447,426	(223,922)	6,830,873	60,962
Florida Real Estate Value Fund, L.P.			8,267,040	—	—	(2,729,257)	283,907	1,672,596	7,494,286	—
Fortelus Special Situations Fund, L.P.			8,370,867	—	—	(3,370,239)	(947,427)	1,152,121	5,205,322	—
Forum European Realty Income III, L.P.			14,498,808	—	2,147,162	(1,409,889)	16,876	1,339,490	16,592,447	—
Garrison Opportunity Fund, LLC			23,376,632	—	—	(5,363,809)	(17,188)	2,326,679	20,322,314	—
GTIS Brazil Real Estate Fund (Brazilian Real), L.P.			23,955,679	—	—	—	—	744,425	24,700,104	—
Halcyon European Structured Opportunities Fund, L.P.			313,229	—	—	(116,230)	(249,754)	155,354	102,599	—
Harbinger Capital Partners Fund I, L.P.			26,663,600	—	—	—	—	554,516	27,218,116	—
Hayman Capital Partners, L.P.			57,552,275	—	23,268	—	—	5,832,647	63,408,190	23,268
HealthCor Partners Fund, L.P.			8,386,656	—	77,741	(1,528,308)	882,934	303,055	8,122,078	—
Hillcrest Fund, L.P.			11,037,970	—	—	(1,718,280)	824,825	647,607	10,792,122	—
Integral Capital Partners VIII, L.P.			3,142,555	—	—	(413,810)	—	143,255	2,872,000	—
Intervale Capital Fund, L.P.			12,192,477	—	135,096	(493,261)	493,261	1,068,389	13,395,962	234,937
Kenmont Onshore Fund, L.P.			213,776	—	—	—	—	9,644	223,420	—
Kepos Alpha Fund, L.P.			—	—	125,000,000	—	—	(12,676,155)	112,323,845	—
LC Fund IV, L.P.			25,438,063	—	1,270,460	(467,090)	326,642	(3,688,447)	22,879,628	298,002
Magnetar Capital Fund, L.P.			8,869,901	—	—	(2,229,985)	762,427	368,902	7,771,245	—
Magnetar SPV, LLC (Series L)			13,008,600	—	—	(9,407,746)	679,832	(959,217)	3,321,469	—
Middle East North Africa Opportunities Fund, L.P.	5,089	5,089	1,516,120	—	—	—	—	(100,175)	1,415,945	—
Monsoon India Inflection Fund 2, L.P.			410,432	—	—	(4,840)	(34,124)	(26,922)	344,546	—
Monsoon India Inflection Fund, L.P.			227,169	—	—	—	—	(34,025)	193,144	—
Monsoon Infrastructure & Realty Co-Investors, L.P.			16,036,064	—	748,752	—	—	(1,529,901)	15,254,915	—
Montrica Global Opportunities Fund, L.P.	33,558	25,874	1,709,302	—	—	(360,934)	(407,432)	(257,491)	683,445	—
Morgan Rio Capital Fund, L.P.**			26,137,821	—	—	(20,679,282)	6,058,652	(5,409,249)	6,107,942	—
Net Lease Private REIT VII, Inc.			2,849,373	—	—	(1,736,909)	—	232,946	1,345,410	77,284
Net Lease Private REIT VII-A, Inc.			2,849,373	—	—	(1,736,909)	—	232,946	1,345,410	77,284
New Horizon Capital III, L.P.			30,360,563	—	671,575	(2,421,222)	17,362	(217,206)	28,411,072	228,780
Orbis Real Estate Fund I			2,988,770	—	46,469	(271,871)	—	(539,759)	2,223,609	—
Parmenter Realty Fund IV, L.P.			4,066,506	—	1,502,353	(630,588)	207,886	310,708	5,456,865	154,641
Passport Global Strategies III, Ltd.	1,211	2,243	751,847	566,761	—	—	—	(350,844)	967,764	—
Pearlmark Mezzanine Realty Partners III, LLC			16,113,000	—	1,582,279	(2,602,880)	—	392,401	15,484,800	756,971
Pennybacker II, L.P.			3,726,729	—	3,312,500	(1,117,700)	141,501	1,336,970	7,400,000	195,333
Phoenix Asia Real Estate Investments II, L.P.			13,837,318	—	652,997	(4,529,497)	1,372,792	362,133	11,695,743	12,071
PIPE Equity Partners, L.L.C.			18,231,147	—	—	(4,225,724)	(5,646,631)	4,068,269	12,427,061	—
PIPE Select Fund, L.L.C.			34,326,724	—	—	(3,887,722)	255,152	(1,927,357)	28,766,797	—
Private Equity Investment Fund IV, L.P.			5,783,277	—	180,498	(425,814)	(232,265)	400,939	5,706,635	18,496
Private Equity Investment Fund V, L.P.**			38,463,168	—	2,707,100	(1,607,929)	761,971	572,507	40,896,817	30,038
Providence MBS Fund L.P.			110,686,933	—	—	(60,000,000)	16,568,567	(13,797,626)	53,457,874	—
Q Funding III, L.P.			6,954,231	—	—	(2,549,221)	477,118	202,086	5,084,214	—
Saints Capital VI, L.P.			19,331,961	—	312,543	(1,557,259)	1,072,867	(680,664)	18,479,448	—
SBC Latin America Housing US Fund, L.P.			4,390,948	—	1,633,000	—	—	634,622	6,658,570	—
Sovereign Capital Limited Partnership III			8,448,021	—	1,900,772	—	—	1,833,062	12,181,855	—
Trivest Fund IV, L.P.			18,805,260	—	4,246,370	(2,793,456)	—	2,358,945	22,617,119	982,749
Trustbridge Partners II, L.P.			18,128,802	—	—	—	—	958,429	19,087,231	—
Trustbridge Partners III, L.P.			30,761,365	—	310,883	(7,573,840)	4,603,172	(186,574)	27,915,006	245,981
Tuckerbrook SB Global Distressed Fund I, L.P.			5,734,262	—	—	(875,000)	—	599,947	5,459,209	—
Tybourne Equity (U.S.) Fund			41,247,237	—	—	(5,467,979)	467,708	3,903,319	40,150,285	—
Velite Energy, L.P.			52,142,437	—	—	—	—	(7,636,386)	44,506,051	—
Westview Capital Partners II, L.P.			20,785,579	—	2,136,563	—	—	2,983,722	25,905,864	920,572

			$928,047,531	$566,761	$270,607,419	$(187,155,440)	$26,668,165	$(8,763,197)	$1,029,971,239	$4,569,095

*	Sales include return of capital.
**	Voting rights have been waived for this investment.

(5) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in such Investment Funds. In addition, by investing directly in derivative instruments, the Master Fund is subject to credit risk with respect to the net amount expected to be received from the other party. The Master Fund may be negatively impacted if the other party defaults or fails to perform its obligations under such agreement.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Endowment Institutional TEI Fund W, L.P.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co- Principal Executive Officer

Date: November 25, 2013

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co- Principal Executive Officer

Date: November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date: November 25, 2013

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co-Principal Executive Officer

Date: November 25, 2013

By (Signature and Title)	/s/ John E. Price
John E. Price
Principal Financial Officer

Date: November 25, 2013